Santo Mining Corp. - Balance Sheet - Unaudited (Parentheticals) (Scenario, Actual [Member], USD $)	Oct. 31, 2012	Jul. 31, 2012
Website, net of amortization (in Dollars)	$ 1,502	$ 1,340
Preferred stock par value (in Dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized (in Shares)	450,000,000	450,000,000
Preferred stock, shares issued (in Shares)	0	0
Preferred stock, shares outstanding (in Shares)	0	0
Common stock par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized (in Shares)	450,000,000	450,000,000
Common stock, shares issued (in Shares)	64,352,005	64,352,005
Common stock, shares outstanding (in Shares)	63,635,340	63,635,340